Issued capital	6 Months Ended
Dec. 31, 2018
Disclosure Of Classes Of Share Capital [Abstract]
Issued capital

8. Issued capital

	As of December 31,		As of December 31,
	2018	2017	2018	2017
	Shares No.		(U.S. dollars, in thousands)
Opening balance	482,639,654	428,221,398	889,481	830,425
Issues of ordinary shares during the period
Exercise of share options(1)	313,108	255,912	258	83
Share based compensation for services rendered	—	158,901	—	240
Payment for contingent consideration	—	6,029,545	—	10,000
Entitlement offer to existing eligible shareholders	—	36,191,982	—	40,449
Placement of shares under a share placement agreement(2)	14,464,259	—	20,000	—
Transaction costs arising on share issue		—	(817)	(2,208)
	14,777,367	42,636,340	19,441	48,564
Share options reserve transferred to equity on exercise of options	—	—	313	—
Ending balance	497,417,021	470,857,738	909,235	878,989

(1)

Options are issued to employees, directors and consultants in accordance with the Mesoblast Employee Share Option Plan (“ESOP”). The shares issued and share capital received on the exercise of options are recorded above.

(2)	$20.0 million in an equity purchase of Mesoblast Limited at A$1.86 per share, representing a 20% premium to a blended volume weighted average price calculated over three months, one month and one day.